Warrant liabilities (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 26, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of warrant			$ 100,000
[custom:FairValueOfWarrantsUponIssuance-0]	$ 100,000		125,000
[custom:GainLossOnFairValueAdjustmentOfWarrantLiability]			$ 25,000
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 1.25
Warrant [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants repurchased		$ 125,000
Securities Purchase Agreements [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase ordinary shares	100,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of warrant	$ 100,000